Financial Asset and Liabilities Offsetting - Schedule of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Financial Assets And Liabilities [line items]
Financial asset / (Financial liability)	$ (1,937,072)	$ (1,936,899)	$ (1,420,263)
Collateral	530,451	457,800	390,855
Net amount	(1,406,621)	(1,479,099)	(1,029,408)
Credit Card [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial asset / (Financial liability)	(1,937,072)	(1,936,899)	(1,420,263)
Collateral	530,451	457,800	390,855
Net amount	$ (1,406,621)	$ (1,479,099)	$ (1,029,408)